Annual Fund Operating Expenses - (Allspring Specialty Funds - Classes A, C, Administrator, Institutional)	Mar. 31, 2025
(Allspring Innovation Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
(Allspring Innovation Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.22%
(Allspring Innovation Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.97%
(Allspring Innovation Fund) | Administrator
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.15%
(Allspring Innovation Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.90%
(Allspring Precious Metals Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
(Allspring Precious Metals Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.09%
(Allspring Precious Metals Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.84%
(Allspring Precious Metals Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.95%
(Allspring Precious Metals Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.79%
(Allspring Utility and Telecommunications Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
(Allspring Utility and Telecommunications Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.04%
(Allspring Utility and Telecommunications Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.79%
(Allspring Utility and Telecommunications Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.92%
(Allspring Utility and Telecommunications Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.72%